Capitalized Software Development Costs (FY)	12 Months Ended
Dec. 31, 2021
Capitalized Software Development Costs [Abstract]
Capitalized Software Development Costs
6.  Capitalized Software Development Costs
Capitalized software development costs consist of the following:
	Successor December 31,
	2021	2020
Capitalized software development costs	$3,724	$438
Less: Accumulated amortization	(87)	(22)
	$3,637	$416
Amortization expense for capitalized software development for the year ended December 31, 2021 and for the period from June 11, 2020 through December 31, 2020 for the Successor amounted to $65 and $22, respectively. Amortization expense for capitalized software development for the period from January 1, 2020 through June 10, 2020 and for the year ended December 31, 2019 for the Predecessor amounted to $341 and $354, respectively. Amortization expense is included within “Depreciation and amortization” on the consolidated statements of operations and comprehensive income (loss).
The Company wrote-off capitalized software development costs of $242 and $513 for the year ended December 31, 2021 and for the period from June 11, 2020 through December 31, 2020, respectively, for the Successor, and $73 and $0 for the period from January 1, 2020 through June 10, 2020 and for the year ended December 31, 2019, respectively, for the Predecessor, as the Company determined the software would no longer be placed in service. The write off charge is included within “Depreciation and amortization” on the consolidated statements of operations and comprehensive income (loss).